Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Revenue by Geographic Region
Revenue by geographic region for the years ended December 31, 2021 and 2020 was as follows:

	Year ended December 31,
	2021	2020
U.S.	$160,821	$119,041
Canada	4,032	1,834
United Kingdom	492	140
Other	20	—

Total	$165,365	$121,015

Summary of Finite Lived Intangible Assets Useful Lives Using Straight-line Method
The Company’s intangible assets are being amortized over their estimated useful lives , using the straight-line method which best reflects the pattern of use, as follows:

Description	Estimated Life (Years)
Software	2 - 6
Non-compete agreements	5
Customer relationships	6 - 7
Trademarks/tradename	9 - 15